Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable [Abstract]
Accounts receivable	$ 120,224,989	$ 2,608,325
Allowance for doubtful accounts	(27,469,288)
Accounts receivable, Net	$ 92,755,701	$ 2,608,325